BRIDGES INVESTMENT FUND®
SCHEDULE OF INVESTMENTS
MARCH 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 101.9%
Administrative and Support Services - 12.4%
29,150	MasterCard, Inc. - Class A	$10,593,402
35,000	PayPal Holdings, Inc.	2,657,900
30,000	TransUnion	1,864,200
32,000	Visa, Inc. - Class A	7,214,720
		22,330,222
Ambulatory Health Care Services - 1.5%
37,500	Alcon, Inc.	2,645,250

Broadcasting (except Internet) - 0.9%
2,200	Cable One, Inc.	1,544,400

Building Material and Garden Equipment and Supplies Dealers - 3.4%
11,000	Home Depot, Inc.	3,246,320
14,500	Lowe’s Companies, Inc.	2,899,565
		6,145,885
Chemical Manufacturing - 0.5%
4,000	The Sherwin-Williams Co.	899,080

Computer and Electronic Product Manufacturing - 26.6%
80,000	Alphabet, Inc. - Class A [1]	8,298,400
80,000	Alphabet, Inc. - Class C [1]	8,320,000
120,420	Apple, Inc.	19,857,258
25,000	NVIDIA Corp.	6,944,250
8,000	Thermo Fisher Scientific, Inc.	4,610,960
		48,030,868
Credit Intermediation and Related Activities - 2.0%
28,000	JPMorgan Chase & Co.	3,648,680

Electrical Equipment, Appliance, and Component Manufacturing - 0.6%
10,000	Generac Holdings, Inc. [1]	1,080,100

Fabricated Metal Product Manufacturing - 0.1%
4,000	BWX Technologies, Inc.	252,160

Food Services and Drinking Places - 1.0%
8,500	Casey’s General Stores, Inc.	1,839,910

Health and Personal Care Stores - 1.1%
3,500	Ulta Beauty, Inc. [1]	1,909,845

Insurance Carriers and Related Activities - 9.0%
19,000	Berkshire Hathaway, Inc. - Class B [1]	5,866,630
30,000	The Progressive Corp.	4,291,800
13,000	UnitedHealth Group, Inc.	6,143,670
		16,302,100
Merchant Wholesalers, Durable Goods - 0.6%
15,000	Copart, Inc. [1]	1,128,150

Miscellaneous Manufacturing - 2.1%
28,000	Edwards Lifesciences Corp. [1]	2,316,440
5,500	Intuitive Surgical, Inc. [1]	1,405,085
		3,721,525
Nonstore Retailers - 5.7%
100,000	Amazon.com, Inc. [1]	10,329,000

Oil and Gas Extraction - 1.0%
16,000	EOG Resources, Inc.	1,834,080

Other Information Services - 2.6%
22,000	Meta Platforms, Inc. - Class A [1]	4,662,680

Plastics and Rubber Products Manufacturing - 0.8%
12,000	AptarGroup, Inc.	1,418,280

Professional, Scientific & Technical Services - 5.4%
30,000	Palo Alto Networks, Inc. [1]	5,992,200
8,000	ServiceNow, Inc.	3,717,760
		9,709,960
Publishing Industries (except Internet) - 10.8%
11,500	Adobe, Inc. [1]	4,431,755
52,000	Microsoft Corp.	14,991,600
		19,423,355
Rail Transportation - 1.8%
16,550	Union Pacific Corp.	3,330,853

Real Estate - 0.8%
7,500	American Tower Corp. - REIT	1,532,550

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 7.2%
4,200	BlackRock, Inc.	2,810,304
4,000	Chemed Corp.	2,151,000
20,000	Intercontinental Exchange, Inc.	2,085,800
12,000	S&P Global, Inc.	4,137,240
1,000	Texas Pacific Land Corp.	1,701,020
		12,885,364
Truck Transportation - 4.0%
21,000	Old Dominion Freight Line, Inc.	7,157,640

TOTAL COMMON STOCKS		183,761,937
(Cost $66,145,147)

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
1,995,514	First American Treasury Obligations Fund - Class X 4.650% [2]	1,995,514

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,995,514)		1,995,514

TOTAL INVESTMENTS - 103.0%
(Cost $68,140,661)		185,757,451
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%		(5,479,666)
TOTAL NET ASSETS - 100.0%		$180,277,785

REIT - Real Estate Investment Trust
[1] Non-income producing security.
[2] Annualized seven-day effective yield as of March 31, 2023.

BRIDGES INVESTMENT FUND ®
Summary of Fair Value Exposure at March 31, 2023 (Unaudited)

The Bridges Investment Fund ® (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$183,761,937	$-	$-	$183,761,937
Short-Term Investments	1,995,514	-	-	1,995,514
Total Investments in Securities	$185,757,451	$-	$-	$185,757,451